INCOME TAXES - Disclosure of detailed information about changes in temporary differences (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	$ 0	$ 0
RECOGNIZED IN PROFIT OR LOSS	488	0
ACQUIRED IN A BUSINESS COMBINATION	(4,105)
RECOGNIZED DIRECTLY IN EQUITY & OCI		0
Deferred tax liability (asset) at end of period	3,617	0
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(5,078)	(6,669)
RECOGNIZED IN PROFIT OR LOSS	1,431	(1,591)
ACQUIRED IN A BUSINESS COMBINATION	0
RECOGNIZED DIRECTLY IN EQUITY & OCI		0
Deferred tax liability (asset) at end of period	(6,509)	(5,078)
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	0	961
RECOGNIZED IN PROFIT OR LOSS	(477)	961
ACQUIRED IN A BUSINESS COMBINATION	(104)
RECOGNIZED DIRECTLY IN EQUITY & OCI		0
Deferred tax liability (asset) at end of period	581	0
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	652	10
RECOGNIZED IN PROFIT OR LOSS	666	(642)
ACQUIRED IN A BUSINESS COMBINATION	(3,733)
RECOGNIZED DIRECTLY IN EQUITY & OCI		0
Deferred tax liability (asset) at end of period	3,719	652
Biological assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	1,755	170
RECOGNIZED IN PROFIT OR LOSS	(834)	(1,585)
ACQUIRED IN A BUSINESS COMBINATION	(39)
RECOGNIZED DIRECTLY IN EQUITY & OCI		0
Deferred tax liability (asset) at end of period	2,628	1,755
Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	2,670	5,367
RECOGNIZED IN PROFIT OR LOSS	(296)	2,697
ACQUIRED IN A BUSINESS COMBINATION	(229)
RECOGNIZED DIRECTLY IN EQUITY & OCI		0
Deferred tax liability (asset) at end of period	3,195	2,670
Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(1,544)	(1,038)
RECOGNIZED IN PROFIT OR LOSS	(693)	506
ACQUIRED IN A BUSINESS COMBINATION	11
RECOGNIZED DIRECTLY IN EQUITY & OCI		0
Deferred tax liability (asset) at end of period	(862)	(1,544)
Right-of-use assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	1,146	1,096
RECOGNIZED IN PROFIT OR LOSS	607	(50)
ACQUIRED IN A BUSINESS COMBINATION	(11)
RECOGNIZED DIRECTLY IN EQUITY & OCI		0
Deferred tax liability (asset) at end of period	550	1,146
Net investment in sublease
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	398	0
RECOGNIZED IN PROFIT OR LOSS	83	(398)
RECOGNIZED DIRECTLY IN EQUITY & OCI		0
Deferred tax liability (asset) at end of period	315	398
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	1	103
RECOGNIZED IN PROFIT OR LOSS	1	102
ACQUIRED IN A BUSINESS COMBINATION	0
RECOGNIZED DIRECTLY IN EQUITY & OCI		0
Deferred tax liability (asset) at end of period	$ 0	$ 1